ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional information (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Provision for reclamation costs undiscounted cash flows	$ 1,411,293	$ 0